Convertible debentures payable (Details Textual) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Aug. 05, 2014	Jul. 18, 2014	Jun. 23, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 11, 2012
Stock Issued During Period, Shares, Conversion of Convertible Securities			75,000
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 96,750
Sale of Stock, Price Per Share						$ 1.00	$ 1.00	$ 1.00
Debt Conversion, Description			The Debenture provides Peak One with the option to convert any outstanding balance under the Debenture into shares of Common Stock of the Company at 65% of the lowest closing price of the Companys Common Stock during the twenty trading days prior to conversion.
Non-cash interest expense and loan costs				$ 37,725	$ 126,558	$ 191,344	$ 0	$ 191,344
Convertible Notes Payable					$ 125,000
Common Stock, Capital Shares Reserved For Future Issuance									3,000,000
Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						462,309
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 462
Peak One [Member]
Debt Instrument, Face Amount			$ 125,000
Common Stock, Capital Shares Reserved For Future Issuance			1,227,416
Peak One [Member] | Common Stock [Member]
Sale of Stock, Price Per Share			$ 0.49
Peak One [Member] | Common Stock [Member] | Conversion Rights Registered Shares [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities	209,795
Peak One [Member] | Common Stock [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		177,514
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 30,000	$ 30,000
Peak One [Member] | Convertible Notes Payable [Member]
Debt Instrument, Unamortized Discount			$ 12,500
Payments of Debt Issuance Costs			$ 10,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			75,000
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 67,308
Non-cash interest expense and loan costs			126,558
Interest Expense, Debt			116,558
Payments of Loan Costs			$ 10,000